Income Tax and Deferred Taxes - Summary of Reconciliation of Tax Expense (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Total tax income (expense) using statutory rate	(27.00%)	(27.00%)	(25.50%)
Tax effect of rates applied in other countries	0.06%		0.05%
Tax effect of non-taxable revenues	11.30%	0.31%	5.67%
Tax effect of non-tax-deductible expenses	(2.76%)	(2.26%)	(3.11%)
Tax effect of adjustments to taxes in previous periods	(0.60%)	(1.11%)	(0.17%)
Adjustments for prior periods deferred taxes, rate		0.85%
Price level restatement for tax purposes (investments and equity)	2.76%	2.11%	1.57%
Total adjustments to tax expense using statutory rate	10.77%	(0.10%)	4.00%
Income tax benefit (expense)	(16.23%)	(27.10%)	(21.50%)
ACCOUNTING INCOME BEFORE TAX	$ 377,321,122	$ 566,330,276	$ 666,760,212
Total tax income (expense) using statutory rate	(101,876,703)	(152,909,175)	(170,023,854)
Tax effect of rates applied in other countries	232,897		(328,968)
Tax effect of non-taxable revenues	42,638,986	1,746,052	37,774,743
Tax effect of non-tax-deductible expenses	(10,399,776)	(12,786,965)	(20,737,858)
Tax effect of adjustments to taxes in previous periods	(2,251,167)	(6,304,285)	(1,127,646)
Adjustments for prior periods deferred taxes		4,818,298
Price level restatement for tax purposes (investments and equity)	10,427,859	11,953,556	10,443,346
Total adjustments to tax expense using statutory rate	40,648,799	(573,344)	26,681,553
Income tax expense	$ (61,227,904)	$ (153,482,519)	$ (143,342,301)